Income Tax (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Taxation in Statements of Income

Taxation in the statements of operations represents:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Tax provision for the period:
Current	$-	$-	$-	$-
Deferred
● Federal statutory tax
- Deferred tax assets
- utilization of NOLs brought forward	-	-	75,109	96,631
- overprovision of DTA for first quarter	(31,280)	(22,547)	-	-
- Deferred tax liabilities
- (reversal) recognition for the period	(11,131)	4,998	(3,146)	12,598
	(42,411)	(17,549)	71,963	109,229
● State of Florida tax
- Deferred tax assets
- utilization of NOLs brought forward	-	-	19,950	27,679
- overprovision of DTA for first quarter	(7,519)	(3,464)	-	-
- Deferred tax liabilities
- (reversal) recognition for the period	(3,588)	(1,132)	(1,102)	929
	(11,107)	(4,596)	18,848	28,608

Total income tax (benefits) expenses	(53,518)	(22,145)	$90,811	$137,837

Taxation in the statements of income represents:

	For the Years Ended December 31,
	2024	2023	2022

Tax provision for the year:
Current	-	-	-
Deferred
● Federal statutory tax
- Deferred tax assets
- recognition of prior year NOLs	-	(217,364)	-
- utilization of NOLs brought forward	8,632	24,587	75,512
- utilization of NOLs recognized during the year for prior year NOLs	-	66,300	-
- Deferred tax liabilities
- recognition for the year	7,959	19,115	17,685
	16,591	(107,362)	93,197

● State of Florida tax
- Deferred tax assets
- recognition of prior year NOLs	-	(56,711)	-
- utilization of NOLs brought forward	346	7,025	24,253
- utilization of NOLs recognized during the year for prior year NOLs	-	13,606	-
- Deferred tax liabilities
- recognition for the year	3,999	8,177	307
	4,345	(27,903)	24,560

Total income tax expenses (benefits)	20,936	(135,265)	117,757

Schedule of Reconciliation of Statutory Federal Income Tax Rate and Effective Income Tax Rate

A reconciliation of the effective income tax rates reflected in the accompanying unaudited condensed consolidated statements of operations to the federal statutory rate of 21% for the three and six months ended June 30, 2025 and 2024 are as follows:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Federal statutory tax rate	21.0%	21.0%	21.0%	21.0%
Effect of state of Florida tax	3.3%	5.0%	27.8%	7.2%
Effect of state of Nevada tax*	(8.4)%	(1.7)%	84.2%	6.4%
Effect of British Virgin Islands tax	0.0%	0.0%	0.0%	0.0%
Permanent difference	0.0%	0.0%	1.0%	0.0%
Effective tax rate	15.9%	24.3%	134.0%	34.6%

*	Effect of state of Nevada tax represented the audit fee expenses in relation to IPO and operating costs incurred by the Company which is incorporated in the state of Nevada which is not subject to state income tax.

A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of income to the federal statutory rate of 21% for the years ended December 31, 2024, 2023 and 2022 is as follows:

	For the Years Ended December 31,

	2024	2023	2022

Federal statutory tax rate	21.0%	21.0%	21.0%
Effect of state of Florida tax	5.5%	11.5%	5.6%
Effect of state of Nevada tax*	(38.5)%	22.4%	0.0%
Effect of BVI tax	0.0%	0.0%	0.0%
Permanent difference	(0.9)%	0.4%	0.1%
Effect of deferred tax assets for prior years NOLs recognized in the current year at Federal statutory tax rate	0.0%	(86.6)%	0.0%
Effect of deferred tax assets for prior years NOLs recognized in the current year at state of Florida tax rate	0.0%	(22.6)%	0.0%
Effective tax rate	(12.9)%	(53.9)%	26.7%

*	Effect of state of Nevada tax represented the audit fee expenses in relation to IPO incurred by the Company which is incorporated in the state of Nevada which is not subject to state income tax.

Schedule of Deferred Tax Assets and Liabilities

Significant components of the deferred tax assets and deferred tax liabilities are presented below:

	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Deferred tax liabilities:
Accelerated depreciation
Federal statutory tax:
Beginning of the period/year	$48,132	$40,173
(Reversal) recognized during the period/year	(3,146)	7,959
End of the period/year	44,986	48,132
State of Florida tax:
Beginning of the period/year	11,982	7,983
(Reversal) recognized during the period/year	(1,102)	3,999
End of the period/year	10,880	11,982
Deferred tax liabilities	$55,866	$60,114

Deferred tax assets:
Net operating losses
Federal statutory tax:
Beginning of the period/year	$186,759	$195,391
Utilized during the period/year	(75,109)	(8,632)
End of the period/year	111,650	186,759

State of Florida tax:
Beginning of the period/year	$40,393	40,739
Utilized during the period/year	(19,950)	(346)
End of the period/year	20,443	40,393

Less: valuation allowance	-	-
Deferred tax assets, net	$132,093	$227,152

Significant components of the deferred tax assets and deferred tax liabilities are presented below:

	As of December 31
	2024	2023
Deferred tax liabilities:
Accelerated depreciation
Federal statutory tax:
Beginning of the period/year	$40,173	$21,058
Recognized during the period/year	7,959	19,115
End of the period/year	48,132	40,173
State of Florida tax:
Beginning of the period/year	7,983	(194)
Recognized during the period/year	3,999	8,177
End of the period/year	11,982	7,983
Deferred tax liabilities	$60,114	$48,156

Deferred tax assets:
Net operating losses
Federal statutory tax:
Beginning of the period/year	$195,391	$68,914
Recognized during the period/year	-	217,364
Utilized during the period/year	(8,632)	(90,887)
End of the period/year	186,759	195,391

State of Florida tax:
Beginning of the period/year	$40,739	4,659
Recognized during the period/year	-	56,711
Utilized during the period/year	(346)	(20,631)
End of the period/year	40,393	40,739

Less: valuation allowance	-	-
Deferred tax assets, net	$227,152	$236,130